Equity Incentive Plans - Summary of non-vested restricted share options (Table) (Details)	6 Months Ended
Jun. 30, 2022 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Unvested at beginning of period | shares	335,329
Unvested at beginning of period | $ / shares	$ 10.65
Granted | shares	810,000
Granted | $ / shares	$ 25.69
Vested | shares	(56,625)
Vested | $ / shares	$ 18.88
Unvested at end of period | shares	1,088,704
Unvested at end of period | $ / shares	$ 21.41